Straight - Line Method over Remaining Lease Term or Life of Asset (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Minimum | Office equipment and furniture
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum | Office equipment and furniture
Property Plant and Equipment Estimated Useful Life [Line Items]
Property, Plant and Equipment, Useful Life	7 years